REVENUE AND DEFERRED REVENUE (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

	March 31, 2026	March 31, 2025
Software development	$156,973	$140,283
Sensera devices and capsules	1,309	-
Software license	38,824	36,618
Software supports	26,588	14,395
Cloud hosting	14,646	10,569
Others	949	827
	$239,289	$202,692

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	March 31, 2026	March 31, 2025
Revenue recognized over time	$200,465	$166,074
Revenue recognized at a point of time	38,824	36,618
	$239,289	$202,692

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	March 31, 2026	December 31, 2025
Deferred revenue, beginning	$145,404	$140,088
Customer payments received attributable to contract liabilities for unearned revenue	19,122	182,653
Revenue recognized from fulfilling contract liabilities	(55,500)	(177,337)
Deferred revenue, ending	$109,026	$145,404